Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩) Number	Dec. 31, 2019 KRW (₩)
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	₩ 1,568
Short-term financial instruments as collateral for guarantees	₩ 1,426,952	₩ 830,647
Number Of Legal Provisions | Number	0
Sales of handsets [member]
Commitments and contingencies [Line Items]
Accounts receivables - other	₩ 571,004	646,837
Legal proceedings provision [member]
Commitments and contingencies [Line Items]
Non-current provisions for legal claims and litigation	18,717	₩ 18,018
Life and Security Holdings Co., Ltd. [member]
Commitments and contingencies [Line Items]
Shares pledged for long-term borrowings	1,950,000
Incross Co., Ltd. [member]
Commitments and contingencies [Line Items]
Short-term financial instruments as collateral for guarantees	₩ 20,057